INCOME TAX - Tax losses and excess of presumptive income (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	$ 1,175,961	$ 1,280,371
Excess of presumptive income not recognized as deferred tax assets	135,606	197,908
Tax loss carry forwards and excess of presumptive income not recognized as deferred tax assets	1,311,567	1,478,279
Not later than one year [member]
Disclosure of income tax [Line Items]
Excess of presumptive income not recognized as deferred tax assets	46,745	59,128
Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Excess of presumptive income not recognized as deferred tax assets	52,538	46,894
Later than two years and not later than three years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets		13
Excess of presumptive income not recognized as deferred tax assets	27,191	55,195
Later than three years and not later than four years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	6	23
Excess of presumptive income not recognized as deferred tax assets	9,132	27,222
Later than four years and not later than five years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets		904
Excess of presumptive income not recognized as deferred tax assets		9,469
Later than seven years and not later than eight years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	170,944	175,081
Later than eight years and not later than nine years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	284,105	298,235
Later than nine years and not later than ten years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	233,232	244,574
Later than ten years and not later than eleven years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	14,363	112,786
Later than eleven years and not later than twelve years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	31,262	5,715
Later than twelve years and not later than thirteen years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	433,022	4,443
Later than thirteen years and not later than fourteen years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	3,575	3,082
Later than fourteen years and not later than fifteen years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	3,291	2,838
Without expiration date [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	$ 2,161	$ 432,676